Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Impairment loss recognized from intangible assets	$ 0
U. S. statutory income tax rate	21.00%	34.00%
Portfolio leases of lease assets and liabilities recognized	$ 8,300,000
Furniture
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life	5 years
Electronic equipment
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life	3 years
Vehicle | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life	5 years
Vehicle | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life	10 years